Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Variable Interest Entities

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2015 and 2016:

	Consolidated VIEs	Significant unconsolidated VIEs
2015	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,610	—	—
Asset-backed securitizations	427	291	19
Investments in securitization products	338	445	154
Investment funds	2,483	2,094	301
Trust arrangements and other	27	—	—

Total	5,885	2,830	474

	Consolidated VIEs	Significant unconsolidated VIEs
2016	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,092	—	—
Asset-backed securitizations	579	205	13
Investments in securitization products	337	445	154
Investment funds	1,660	2,422	367
Trust arrangements and other	24	—	—

Total	4,692	3,072	534

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2015 and 2016:

Assets on balance sheets related to unconsolidated VIEs:	2015	2016
	(in billions of yen)
Trading account assets	60	55
Investments	187	254
Loans	217	205

Total	464	514

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2015	2016
	(in billions of yen)
Payables under securities lending transactions	19	27
Trading account liabilities	—	1

Total	19	28

Maximum exposure to loss (Note)	474	534

Note:	This represents the amount the Group could be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.